Consolidated statement of income (Parenthetical) - CAD ($) $ in Billions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Profit or loss [abstract]
Interest income calculated based on effective interest method	$ 4.7	$ 4.8	$ 4.7